Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	[1]	¥ 765,571	¥ 703,695	¥ 692,020
Cost of revenues	[1]	(391,422)	(434,989)	(464,145)
Gross profit	[1]	374,149	268,706	227,875
Operating expenses :
Sales and marketing expenses	[1]	(272,283)	(184,239)	(155,939)
General and administrative expenses	[1]	(71,642)	(78,436)	(114,974)
Technology and product development expenses	[1]	(64,601)	(70,752)	(82,659)
Total operating expenses	[1]	(408,526)	(333,427)	(353,572)
Loss from operations		(34,377)	(64,721)	(125,697)
Other income/(loss):
Interest income, net		21,032	32,402	34,671
Foreign currency exchange (loss)/gain		1,481	(1,519)	(1,945)
Loss from equity method investments, including impairment		(3,924)	(15,964)	(11,125)
Fair value changes in investments, net		23,784	604	(440)
Others, net		528	897	8,397
(Loss)/income before income taxes		8,524	(48,301)	(96,139)
Income tax expense		(8,159)	(4,645)	(12,976)
Net (loss)/income		365	(52,946)	(109,115)
Net loss/(income) attributable to noncontrolling interests		(29)	(608)	6,619
Net (loss)/income attributable to Phoenix New Media Limited		336	(53,554)	(102,496)
Net (loss)/income		365	(52,946)	(109,115)
Other comprehensive income/(loss), net of tax: foreign currency translation adjustment		(4,477)	3,092	5,005
Comprehensive loss		(4,112)	(49,854)	(104,110)
Comprehensive loss/(income) attributable to noncontrolling interests		(29)	(608)	6,619
Comprehensive loss attributable to Phoenix New Media Limited		¥ (4,141)	¥ (50,462)	¥ (97,491)
Ordinary Shares
Net (loss)/income per shares
Basic			¥ (0.09)	¥ (0.18)
Diluted			¥ (0.09)	¥ (0.18)
Weighted average number of Class A and Class B ordinary shares used in computing net (loss)/income per share:
Basic		576,517,237	576,786,817	582,241,827
Diluted		576,517,237	576,786,817	582,241,827
ADS
Net (loss)/income per shares
Basic		¥ 0.03	¥ (4.46)	¥ (8.45)
Diluted		¥ 0.03	¥ (4.46)	¥ (8.45)
Net advertising services
Revenues:
Total revenues	[1]	¥ 614,330	¥ 630,590	¥ 619,260
Cost of revenues		(369,218)	(404,061)	(423,728)
Gross profit		245,112	226,529	195,532
Paid services
Revenues:
Total revenues	[1]	151,241	73,105	72,760
Cost of revenues		(22,204)	(30,928)	(40,417)
Gross profit		¥ 129,037	¥ 42,177	¥ 32,343

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):